Long-term Debt - Payment Protection Plan Loan (Details) - USD ($)	1 Months Ended	9 Months Ended
	May 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Amount received		$ 957,000	$ 926,000
Payment Protection Plan
Debt Instrument [Line Items]
Amount received	$ 922,815